AMOUNTS RECEIVABLE	3 Months Ended
Mar. 31, 2023
AMOUNTS RECEIVABLE
Amounts Receivable

4. AMOUNTS RECEIVABLE

Amounts receivable balances as at March 31, 2023 and December 31, 2022 consist of:

	March 31, 2023	December 31, 2022
Trade receivables	$5,784,508	$8,114,542
HST receivable	128,017	88,874
Other receivables	122,581	127,704

Balance, end of period	$6,035,106	$8,331,120